Employee Benefits (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended								12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended
	Apr. 24, 2009	Dec. 31, 2012 EUR (€) company member	Dec. 31, 2012 HKD	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 1989	Dec. 31, 2012 ASM International N.V. [Member] member	Dec. 31, 2012 ASM Pacific Technology Ltd. [Member]	Dec. 31, 2012 Front-End [Member] EUR (€)	Dec. 31, 2011 Front-End [Member] EUR (€)	Dec. 31, 2012 Back-End [Member] USD ($)	Dec. 31, 2011 Back-End [Member] USD ($)	Dec. 31, 2012 Employee Stock Option Plan [Member]	Dec. 31, 2011 Employee Stock Option Plan [Member]	Apr. 24, 2009 Employee Share Incentive Scheme ASMPT [Member]	Dec. 31, 2012 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2011 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2010 Employee Share Incentive Scheme ASMPT [Member] EUR (€)	Dec. 31, 2012 Employee Share Incentive Scheme ASMPT [Member] HKD	Dec. 31, 2012 MPF Scheme [Member]	Dec. 31, 2012 New Share Issues [Member]	Dec. 31, 2011 New Share Issues [Member]	Dec. 31, 2010 New Share Issues [Member]	Dec. 31, 2012 Minimum [Member] ORSO Scheme [Member]	Dec. 31, 2012 Maximum [Member] ORSO Scheme [Member]	Dec. 31, 2011 Employees And Existing Management Board Members [Member] Employee Share Incentive Scheme ASMPT [Member]	Dec. 31, 2010 Employees And Existing Management Board Members [Member] Employee Share Incentive Scheme ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of contributing members covered by multiemployer union plan		150,000	150,000					179
Number of companies covered by multiemployer union plan		1,220	1,220
Maximum percentage of total contribution by entity to multiemployer union plan		5.00%	5.00%
Percentage of minimum coverage ratio		104.25%	104.25%
Percentage of coverage ratio of the multiemployer union plan		93.90%	93.90%	90.00%
Pension premium percentage		24.00%	24.00%
Pension premium for next fiscal year		24.00%	24.00%
Actual return on plan assets										€ 196	€ (116)	$ 3,834	$ 973
Percentage of contributions of basic salary of employee																					5.00%				5.00%	12.50%
Level of payroll costs per employee			25,000
Liabilities for severance payments in Italy and Austria		353		317
Expected contribution to defined benefit plan		4,525
Options vesting period		3 years	3 years											3 years
Options exercise period														4 years
Options issued to repurchase shares (in shares)		1,950,300	1,950,300					100,000,000						1,396,005
Percentage of shares outstanding during Stock Option Plan														2.20%
Total stock options issued under Employee Stock Option Plan														2,325,088	1,835,067
Weighted average fair values of employee stock options granted (in euro per share)		€ 12.27		€ 10.43	$ 17.02	€ 13.94
Options exercisable, contractual life		7 years	7 years
Total intrinsic value of options exercised		2,220		4,307		2,322
Shares sold upon exercise of options by employees (in shares)		328,000	328,000					0														144,970	296,490	308,250
Aggregate intrinsic value of all options outstanding		14,160
Aggregate intrinsic value of all options exercisable		5,681
Compensation expenses under stock option plans		€ 3,242		€ 1,872		€ 2,526											€ 19,823	€ 11,580	€ 11,375
Maximum percentage of total issued shares to directors and employees							5.00%
Extended period for scheme																10 years
Maximum percentage of limited shares on issued ordinary share capital	7.50%
Maximum percentage of issued share capital subscribed or purchased for extended period																	3.50%
Common shares of ASMPT were issued (in shares)		63,095,986	63,095,986	55,377,020																1,607,400							1,518,100	1,726,900
Cash at par value (in euro per share)		€ 0.04		€ 0.04																0.10
Forfeited in period		14,900	14,900
Percentage dilution of ownership interest																	0.21%	0.19%	0.23%
Diluted ASMI's ownership in ASMPT									51.96%